UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.    SCHEDULES OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

SMITH BARNEY MID CAP CORE PORTFOLIO

FORM N-Q

JULY 31, 2005

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 96.8%
CONSUMER DISCRETIONARY - 16.0%
Media -15.8%
1,273,275	Cablevision Systems Corp., New York Group, Class A Shares *	$39,433,327
132,842	Comcast Corp., Class A Shares *	4,082,235
1,348,160	Comcast Corp., Special Class A Shares *	40,444,800
201,340	Discovery Holding Co., Class A Shares *	2,873,122
2,215	DreamWorks Animation SKG Inc., Class A Shares *	52,163
90,170	Liberty Global Inc., Class A Shares *	4,277,665
2,013,400	Liberty Media Corp., Class A Shares *	17,697,786
1,829,367	Time Warner Inc.	31,135,826
332,699	Viacom Inc., Class B Shares	11,142,089
675,000	Walt Disney Co.	17,307,000
34,600	World Wrestling Entertainment Inc.	425,234

		168,871,247

Specialty Retail - 0.2%
215,000	Charming Shoppes Inc. *	2,521,950

	TOTAL CONSUMER DISCRETIONARY	171,393,197

ENERGY - 13.3%
Energy Equipment & Services - 6.7%
165,800	Core Laboratories NV *	5,338,760
580,650	Grant Prideco Inc. *	18,638,865
745,450	Weatherford International Ltd. *	47,172,076

		71,149,701

Oil, Gas & Consumable Fuels - 6.6%
795,800	Anadarko Petroleum Corp.	70,308,930
6,325	Bill Barrett Corp. *	202,337

		70,511,267

	TOTAL ENERGY	141,660,968

EXCHANGE TRADED FUND - 2.0%
532,000	Nasdaq-100 Index Tracking Stock	21,051,240

FINANCIALS - 10.2%
Capital Markets - 9.1%
117,500	Cohen & Steers Inc.	2,579,125
7,300	Greenhill & Co. Inc.	280,028
612,842	Lehman Brothers Holdings Inc.	64,428,079
500,400	Merrill Lynch & Co. Inc.	29,413,512
2,415	National Financial Partners Corp.	109,279

		96,810,023

Diversified Financial Services - 0.3%
83,725	CIT Group Inc.	3,695,621

Thrifts & Mortgage Finance - 0.8%
49,500	Astoria Financial Corp.	1,383,030
361,566	New York Community Bancorp Inc.	6,638,352

		8,021,382

	TOTAL FINANCIALS	108,527,026

HEALTH CARE - 36.6%
Biotechnology - 21.0%
1,400	Albany Molecular Research Inc. *	21,728
162,500	Alkermes Inc. *	2,518,750
740,105	Amgen Inc. *	59,023,374
783,806	Biogen Idec Inc. *	30,795,738
110,150	CancerVax Corp. *	437,295
844,850	Chiron Corp. *	30,608,915

See Notes to Schedules of Investments

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Biotechnology - 21.0% (continued)
101,900	Genentech Inc. *	$9,102,727
795,168	Genzyme Corp. *	59,168,451
541,275	ImClone Systems Inc. *	18,782,242
224,750	Isis Pharmaceuticals Inc. *	1,038,345
766,905	Millennium Pharmaceuticals Inc. *	7,922,129
2,300	Nabi Biopharmaceuticals *	34,477
173,000	Nanogen Inc. *	761,200
265,400	Vertex Pharmaceuticals Inc. *	4,233,130
29,445	ViaCell Inc. *	251,460

		224,699,961

Health Care Equipment & Supplies - 0.5%
92,100	Biosite Inc. *	5,073,329
5,400	Cygnus Inc. *	707

		5,074,036

Health Care Providers & Services - 8.2%
1,672,000	UnitedHealth Group Inc.	87,445,600

Pharmaceuticals - 6.9%
998,800	Forest Laboratories Inc. *	39,872,096
243,448	Johnson & Johnson	15,570,934
635,666	King Pharmaceuticals Inc. *	7,087,676
75,289	Pfizer Inc.	1,995,159
78,576	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,467,286
323,000	Valeant Pharmaceuticals International	6,372,790

		73,365,941

	TOTAL HEALTH CARE	390,585,538

INDUSTRIALS - 6.6%
Aerospace & Defense - 2.8%
378,800	L-3 Communications Holdings Inc.	29,633,524

Industrial Conglomerates - 2.9%
1,033,412	Tyco International Ltd.	31,488,064

Machinery - 0.9%
308,000	Pall Corp.	9,538,760

	TOTAL INDUSTRIALS	70,660,348

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.6%
186,100	C-COR Inc. *	1,550,213
890,500	Motorola Inc.	18,860,790
448,325	Nokia Oyj, Sponsored ADR	7,150,784

		27,561,787

Computers & Peripherals - 1.8%
876,076	Maxtor Corp. *	5,168,848
242,000	Quantum Corp. *	672,760
385,000	SanDisk Corp. *	13,020,700

		18,862,308

Electronic Equipment & Instruments - 0.0%
2,995	Cogent Inc. *	90,060
12,400	Excel Technology Inc. *	308,760

		398,820

Semiconductors & Semiconductor Equipment - 6.3%
330,000	Broadcom Corp., Class A Shares *	14,114,100
125,000	Cabot Microelectronics Corp. *	3,758,750
25,000	CEVA Inc. *	132,750
229,000	Cirrus Logic Inc. *	1,710,630
133,000	Cree Inc. *	3,943,450
133,000	DSP Group Inc. *	3,318,350

See Notes to Schedules of Investments

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 6.3% (continued)
98,324	Freescale Semiconductor Inc., Class B Shares *	$2,531,843
358,334	Intel Corp.	9,725,185
1,617,300	Micron Technology Inc. *	19,213,524
543,000	RF Micro Devices Inc. *	3,306,870
10,300	Standard Microsystems Corp. *	262,238
343,091	Teradyne Inc. *	5,328,203

		67,345,893

Software - 1.3%
106,000	Advent Software Inc. *	2,547,180
230,000	Autodesk Inc.	7,863,700
72,264	Microsoft Corp.	1,850,681
105,000	RSA Security Inc. *	1,359,750
75,000	Verity Inc. *	755,250

		14,376,561

	TOTAL INFORMATION TECHNOLOGY	128,545,369

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
82,000	AT&T Corp.	1,623,600

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $922,308,017)	1,034,047,286

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.3%
Repurchase Agreement - 3.3%
$35,226,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.290% due 8/1/05; Proceeds at maturity - $35,235,658; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value - $35,930,683) (Cost - $35,226,000)	35,226,000

	TOTAL INVESTMENTS - 100.1% (Cost - $957,534,017#)	1,069,273,286
	Liabilities in Excess of Other Assets - (0.1)%	(1,139,653)

	TOTAL NET ASSETS - 100.0%	$1,068,133,633

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedules of Investments

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.9%
CONSUMER DISCRETIONARY - 20.4%
Diversified Consumer Services - 3.2%
43,315	Laureate Education Inc. *	$1,962,169
144,200	ServiceMaster Co.	1,981,308

		3,943,477

Hotels, Restaurants & Leisure - 2.2%
24,550	Aztar Corp. *	817,024
39,600	GTECH Holdings Corp.	1,186,416
15,865	IHOP Corp.	696,791

		2,700,231

Household Durables - 4.6%
38,133	D.R. Horton, Inc.	1,566,504
57,600	Ethan Allen Interiors Inc.	1,900,800
21,275	Ryland Group Inc.	1,719,020
19,300	Yankee Candle Co. Inc.	584,790

		5,771,114

Leisure Equipment & Products - 0.4%
29,645	Marvel Enterprises Inc. *	574,817

Media - 3.0%
23,295	DreamWorks Animation SKG Inc., Class A Shares *	548,597
73,205	Harte-Hanks Inc.	1,991,176
59,800	Lions Gate Entertainment Corp. *	612,950
663	Washington Post Co., Class B Shares	589,275

		3,741,998

Multiline Retail - 0.5%
29,400	Dollar General Corp.	597,408

Specialty Retail - 6.5%
59,250	Bed Bath & Beyond Inc. *	2,719,575
18,100	Dick’s Sporting Goods Inc. *	718,932
43,065	PETsMART, Inc.	1,281,183
40,100	Sherwin-Williams Co.	1,909,161
32,930	Williams-Sonoma Inc. *	1,454,189

		8,083,040

	TOTAL CONSUMER DISCRETIONARY	25,412,085

CONSUMER STAPLES - 4.8%
Beverages - 1.0%
19,000	Molson Coors Brewing Co., Class B Shares	1,191,300

Food & Staples Retailing - 1.8%
101,800	Albertson’s Inc.	2,169,358

Food Products - 1.6%
67,570	Hormel Foods Corp.	2,000,748

Personal Products - 0.4%
11,977	Alberto-Culver Co.	540,402

	TOTAL CONSUMER STAPLES	5,901,808

ENERGY - 9.4%
Energy Equipment & Services - 4.4%
22,745	Nabors Industries Ltd. *	1,488,660
24,270	Smith International Inc.	1,648,904
36,575	Weatherford International Ltd. *	2,314,466

		5,452,030

Oil, Gas & Consumable Fuels - 5.0%
21,000	Arch Coal Inc.	1,195,320
28,990	Murphy Oil Corp.	1,537,630

See Notes to Schedules of Investments

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.0%(continued)
39,210	Newfield Exploration Co. *	$1,666,033
48,260	Nexen Inc.	1,795,272

		6,194,255

	TOTAL ENERGY	11,646,285

EXCHANGE TRADED FUND - 1.7%
16,400	Midcap SPDR Trust Series 1	2,158,568

FINANCIALS - 15.3%
Capital Markets - 4.4%
8,985	Bear Stearns Cos. Inc.	917,458
22,612	Legg Mason Inc.	2,309,816
49,390	National Financial Partners Corp.	2,234,898

		5,462,172

Commercial Banks - 4.7%
42,700	Associated Banc-Corp.	1,454,362
10,420	Comerica Inc.	636,662
64,840	North Fork Bancorporation Inc.	1,775,967
28,575	Zions Bancorporation	2,042,541

		5,909,532

Consumer Finance - 0.6%
19,300	Nelnet Inc., Class A Shares *	732,435

Insurance - 4.1%
8,820	Ambac Financial Group Inc.	633,629
22,700	Fidelity National Financial, Inc.	894,380
30,390	PartnerRe Ltd.	1,969,880
47,589	Willis Group Holdings Ltd.	1,578,051

		5,075,940

Thrifts & Mortgage Finance - 1.5%
36,475	Brookline Bancorp Inc.	583,965
68,300	New York Community Bancorp Inc.	1,253,988

		1,837,953

	TOTAL FINANCIALS	19,018,032

HEALTH CARE - 14.4%
Biotechnology - 2.5%
72,900	ImClone Systems Inc. *	2,529,630
59,000	Millennium Pharmaceuticals Inc. *	609,470

		3,139,100

Health Care Equipment & Supplies - 6.2%
53,850	Cytyc Corp. *	1,344,096
40,605	DENTSPLY International Inc.	2,263,728
29,355	Fisher Scientific International Inc. *	1,968,253
71,135	Thermo Electron Corp. *	2,124,091

		7,700,168

Health Care Providers & Services - 2.9%
20,900	Coventry Health Care Inc. *	1,478,257
43,315	DaVita Inc. *	2,046,201

		3,524,458

Pharmaceuticals - 2.8%
63,035	Medicis Pharmaceutical Corp., Class A Shares	2,138,147
48,900	MGI Pharma Inc. *	1,334,970

		3,473,117

	TOTAL HEALTH CARE	17,836,843

INDUSTRIALS - 8.0%
Aerospace & Defense - 2.4%
31,685	Alliant Techsystems Inc. *	2,313,005

See Notes to Schedules of Investments

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense - 2.4% (continued)
9,000	L-3 Communications Holdings Inc.	$704,070

		3,017,075

Air Freight & Logistics - 0.9%
18,155	C.H. Robinson Worldwide, Inc.	1,135,958

Electrical Equipment - 2.3%
16,585	Rockwell Automation, Inc.	854,294
25,455	Roper Industries Inc.	1,953,671

		2,807,965

Machinery - 1.0%
19,100	Eaton Corp.	1,247,994

Road & Rail - 1.4%
33,887	Heartland Express Inc.	705,188
19,610	Yellow Roadway Corp. *	1,037,565

		1,742,753

	TOTAL INDUSTRIALS	9,951,745

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.0%
17,200	Harris Corp.	637,604
24,745	Juniper Networks Inc. *	593,632

		1,231,236

Computers & Peripherals - 3.7%
42,845	Diebold Inc.	2,128,540
72,100	SanDisk Corp. *	2,438,422

		4,566,962

Electronic Equipment & Instruments - 2.5%
21,730	CDW Corp.	1,347,260
44,300	Tech Data Corp. *	1,717,954

		3,065,214

IT Services - 1.6%
101,800	Acxiom Corp.	2,052,288

Semiconductors & Semiconductor Equipment - 1.9%
51,200	Lam Research Corp. *	1,456,640
28,500	Microchip Technology Inc.	885,495

		2,342,135

Software - 3.7%
61,566	Activision Inc. *	1,252,252
45,250	Amdocs Ltd. *	1,343,473
95,475	Quest Software Inc. *	1,360,519
38,400	Synopsys Inc. *	710,784

		4,667,028

	TOTAL INFORMATION TECHNOLOGY	17,924,863

MATERIALS - 3.6%
Chemicals - 3.0%
32,050	Air Products & Chemicals Inc.	1,915,308
40,950	Cytec Industries Inc.	1,858,311

		3,773,619

Metals & Mining - 0.6%
26,800	Compass Minerals International Inc.	682,060

	TOTAL MATERIALS	4,455,679

See Notes to Schedules of Investments

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 5.9%
Electric Utilities - 1.3%
67,200	Pepco Holdings, Inc.	$1,604,064

Multi-Utilities - 3.7%
53,200	Energy East Corp.	1,482,684
38,700	KeySpan Corp.	1,574,703
36,700	SCANA Corp.	1,542,501

		4,599,888

Water Utilities - 0.9%
36,736	Aqua America, Inc.	1,178,123

	TOTAL UTILITIES	7,382,075

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $103,531,128)	121,687,983

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
$2,561,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman, Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $2,561,704; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $2,612,225) (Cost - $2,561,000)	2,561,000

	TOTAL INVESTMENTS - 100.0% (Cost - $106,092,128#)	124,248,983
	Other Assets in Excess of Liabilities - 0.0%	28,517

	TOTAL NET ASSETS - 100.0%	$124,277,500

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
SPDR — Standard & Poor’s Depositary Receipts

See Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Aggressive Growth Portfolio (“SBAG”) and Smith Barney Mid Cap Core Portfolio (“SBMCC”) (“Funds”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
SBAG	$253,643,301	$(141,904,032)	$111,739,269
SBMCC	19,499,154	(1,342,299)	18,156,855

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Chief Executive Officer

Date: September 29, 2005

By	/s/ JAMES M. GIALLANZA
Chief Financial Officer

Date: September 29, 2005